Non-trading securities - Additional information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2018 JPY (¥)	Mar. 31, 2017 JPY (¥)	Mar. 31, 2016 JPY (¥)
Non-trading debt securities [Line Items]
Revenue - Other	¥ 221,192	¥ 153,626	¥ 156,460
Insurance subsidiary [Member]
Non-trading debt securities [Line Items]
Revenue - Other	8,000
Non-trading securities disposed	40,643	63,100
Non-trading securities realized gain	3,040	4,696
Non-trading securities realized loss	1,688	1,304
Total proceeds received from disposals	41,994	¥ 66,492
Total number of non-trading securities that are in an unrealized loss positions		41
Other-than-temporary impairment losses recognized for non-trading equity securities	30	¥ 1,080
Credit loss component of other-than-temporary impairment losses recognized for non-trading debt securities	¥ 186	¥ 226